SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 8,752,000	$ 8,752,000	$ 8,752,000
Less: Accumulated amortization	(1,060,721)	(707,147)
Finite lived intangible assets, net	7,691,279	8,044,853	8,752,000
Finite lived intangible assets, gross	8,752,000	8,752,000	8,752,000
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	806,000	806,000	806,000
Finite lived intangible assets, gross	806,000	806,000	806,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	7,633,000	7,633,000	7,633,000
Finite lived intangible assets, gross	7,633,000	7,633,000	7,633,000
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	313,000	313,000	313,000
Finite lived intangible assets, gross	$ 313,000	$ 313,000	$ 313,000